Property and Equipment, Net (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net [Abstract]
Depreciation expense	$ 140,015	$ 55,199	$ 40,858